UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
March 31, 2013

Shares	Description (1)	Value
Real Estate Investment Trust Common Stocks - 79.8% (56.8% of Total Investments)
Diversified – 4.9%
265,380	Colonial Properties Trust	$6,000,242
111,860	Vornado Realty Trust	9,355,970
Total Diversified	15,356,212
Hotels, Restaurants & Leisure – 0.9%
46,220	Starwood Hotels & Resorts Worldwide, Inc.	2,945,601
Industrial – 5.1%
406,947	Prologis Inc.	16,269,741
Office – 11.6%
374,890	BioMed Realty Trust Inc.	8,097,624
123,250	Boston Properties, Inc.	12,455,645
144,700	Douglas Emmett Inc.	3,607,371
193,530	Mack-Cali Realty Corporation	5,536,893
82,700	SL Green Realty Corporation	7,121,297
Total Office	36,818,830
Residential – 15.5%
276,120	Apartment Investment & Management Company, Class A	8,465,839
94,638	AvalonBay Communities, Inc.	11,987,795
342,520	Equity Residential	18,859,151
407,430	UDR, Inc.	9,855,732
Total Residential	49,168,517
Retail – 19.5%
21,350	Federal Realty Investment Trust	2,306,654
367,299	General Growth Properties, Inc.	7,301,904
241,700	Kimco Realty Corporation	5,414,080
165,677	Macerich Company	10,666,285
87,410	Regency Centers Corporation	4,624,863
167,549	Simon Property Group, Inc.	26,566,569
159,950	Weingarten Realty Trust	5,046,423
Total Retail	61,926,778
Specialized – 22.3%
93,200	Extra Space Storage, Inc.	3,659,964
256,060	Health Care Property Investors, Inc.	12,767,152
184,470	Health Care REIT, Inc.	12,527,358
596,625	Host Hotels & Resorts, Inc.	10,434,971
111,587	Public Storage, Inc., (2), (3)	16,996,932
50,000	Public Storage, Inc.	1,312,500
315,950	Sunstone Hotel Investors Inc., (2)	3,889,345
125,190	Ventas, Inc.	9,163,908
Total Specialized	70,752,130
Total Real Estate Investment Trust Common Stocks (cost $171,844,150)	253,237,809
Shares	Description (1)	Coupon	Ratings (4)	Value
Convertible Preferred Securities - 11.1% (7.9% of Total Investments)
Office – 4.3%
579,856	CommonWealth REIT	6.500%	Ba1	$13,875,954
Specialized – 6.8%
346,000	Health Care REIT	6.500%	Baa3	21,490,060
Total Convertible Preferred Securities (cost $30,339,020)	35,366,014
Shares	Description (1)	Coupon	Value
Real Estate Investment Trust Preferred Stocks- 44.4% (31.5% of Total Investments)
Diversified – 5.8%
156,000	Duke Realty Corporation, Series K	6.500%	$3,951,480
335,978	Lexington Realty Trust	7.550%	8,426,328
111,000	PS Business Parks, Inc.	6.450%	2,930,400
117,664	Vornado Realty Trust	6.875%	3,214,580
Total Diversified	18,522,788
Industrial – 1.0%
114,700	Terreno Realty Corporation	7.750%	3,042,991
Office – 14.3%
144,550	CommomWealth REIT	7.250%	3,716,381
12,359	Highwoods Properties, Inc., Series A, (8)	8.625%	15,228,605
293,000	Hudson Pacific Properties Inc.	8.375%	7,814,310
314,000	Parkway Properties, Inc.	8.000%	7,871,980
419,703	SL Green Realty Corporation, (2), (3)	7.625%	10,605,895
Total Office	45,237,171
Retail – 17.3%
594,000	CBL & Associates Properties, Inc.	7.375%	15,040,080
195,000	General Growth Properties, (2)	6.375%	4,865,250
90,000	Glimcher Realty Trust, Series G	8.125%	2,266,200
95,000	Glimcher Realty Trust, (8)	6.875%	2,392,813
158,000	Inland Real Estate Corporation	8.250%	4,237,560
175,000	Regency Centers Corporation	6.625%	4,632,250
61,120	Saul Centers, Inc.	8.000%	1,589,120
144,000	Saul Centers, Inc.	6.875%	3,768,480
174,200	Taubman Centers Incorporated, Series K, (2)	6.250%	4,353,258
30,700	Urstadt Biddle Properties	7.125%	827,672
433,304	Weingarten Realty Trust	6.500%	10,962,591
Total Retail	54,935,274
Specialized – 6.0%
522,491	Hospitality Properties Trust	7.000%	13,281,721
50,000	Public Storage, Inc.	6.500%	1,337,500
162,650	Public Storage, Inc.	6.350%	4,357,394
Total Specialized	18,976,615
Total Real Estate Investment Trust Preferred Stocks (cost $133,833,797)	140,714,839
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
Convertible Bonds – 0.7% (0.5% of Total Investments)
Office – 0.7%
$ 2,162	Corporate Office Properties LP, Convertible Bond, 144A	4.250%	4/15/30	N/R	$2,245,777
Total Convertible Bonds (cost $2,020,112)	2,245,777
Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.6% (3.3% of Total Investments)
$ 14,532	Repurchase Agreement with Fixed Income Clearing Coporation, dated 3/28/2013, repurchase price $14,531,895, collateralized by $14,805,000 U.S. Treasury Notes, 0.625%, due 9/30/17, value $14,825,061	0.010%	4/01/13	$14,531,879
Total Short-Term Investments (cost $14,531,879)	14,531,879
Total Investments (cost $352,568,958) - 140.6%	446,096,318
Borrowings - (38.8)% (5), (6)	(123,000,000)
Other Assets Less Liabilities - (1.8)% (7)	(5,822,423)
Net Assets Applicable to Common Shares - 100%	$317,273,895

Investments in Derivatives as of March 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (7)
JPMorgan	$ 20,727,500	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/11	3/29/14	$ (244,324)
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	155,585
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	412,963
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(1,176,848)
								$ (852,624)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$253,237,809	$ –	$ –	$253,237,809
Convertible Preferred Securities	35,366,014	–	–	35,366,014
Real Estate Investment Trust Preferred Stocks	123,093,421	17,621,418	–	140,714,839
Convertible Bonds	–	2,245,777	–	2,245,777
Short-Term Investments:
Repurchase Agreements	–	14,531,879	–	14,531,879
Derivatives:
Interest Rate Swaps*	–	(852,624)	–	(852,624)
Total	$411,697,244	$33,546,450	$ –	$445,243,694

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $356,101,377.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 93,816,380
Depreciation	(3,821,439)
Net unrealized appreciation (depreciation) of investments	$ 89,994,941

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Borrowings as a percentage of Total Investments is 27.6%.

(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $256,587,731 have been pledged as collateral for Borrowings.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	For fair value measurement disclosure purposes, Real Estate Investment Trust Preferred Stocks classified as Level 2.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

N/R	Not rated.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013